Contingent liabilities and commitments - Schedule of Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	£ 1	£ 1
Forward asset purchases and forward deposits placed	171	731
Total commitments and guarantees	120,265	118,514
Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	92,239	89,568
Later than one year [member]
Commitments and guarantees
Total commitments and guarantees	27,854	28,214
Mortgages | Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	14,976	11,573
Other [Member] | Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	77,263	77,995
Irrevocable Loan Commitments [Member]
Commitments and guarantees
Total commitments and guarantees	£ 51,140	£ 48,455